Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of Fair Value Hierarchy of Financial Instruments

The fair value hierarchy of financial instruments measured at fair value as of December 31, 2023 is provided below.

	Level 1	Level 2	Level 3
Financial assets measured at fair value:
Derivative financial asset	—	10,427	—
	$—	$10,427	$—

Financial liabilities measured at fair value:
Contingent consideration payable	$—	$—	$18,706
Warrant liabilities	1,423	—	—
Liability for share-based compensation (1)	—	—	5,809
	$1,423	$—	$24,515

The fair value hierarchy of financial instruments measured at fair value as of December 31, 2022 is provided below.

	Level 1	Level 2	Level 3
Financial assets measured at fair value:
Derivative financial asset	$—	$17,321	$—
	$—	$17,321	$—

Financial liabilities measured at fair value:
Contingent consideration payable	$—	$—	$27,146
Warrant liabilities	3,094	—	—
Liability for share-based compensation (1)	—	—	16,342
	$3,094	$—	$43,488

(1)
As of December 31, 2023 and 2022, the liability for share-based compensation relates to the share-based compensation awards modified in connection with the Transaction (Note 2). In addition, as of December 31, 2022, the balance also includes a liability for certain performance awards to be issued in a variable number of shares (Note 16).

Schedule of Fair Value Measurement Inputs and Valuation Techniques

The valuation techniques and significant unobservable inputs used in determining the fair value measurement of Level 3 financial instruments is set out in the table below. Other than this input, a reasonably possible change in one or more of the unobservable inputs listed below would not materially change the fair value of financial instruments listed below.

Financial instrument	Valuation technique used	Significant unobservable inputs
Contingent consideration payable	Discounted cashflow	Discount rate of 5.54%
Liability for share-based compensation	Market and income approach	Discount rate of 16.5%